SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Short-Term Investments

	December 31, 2019	December 31, 2018
Money market funds[1]	$—	$114.6
Other	6.1	4.4
	$6.1	$119.0

1	Money market funds are comprised of short-term fund investments with redemption notice periods of 185 days.